Loans and financing - Changes in loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans and financing
Previous balance	R$ 209,773	R$ 249,982
Funds from acquisition of subsidiaries		443
Loan and financing inflows	107,937
Financial charges	22,463	18,418
Financial charges paid	(13,854)	(16,896)
Payments of loans and financing	(30,345)	(42,174)
Total	R$ 295,974	R$ 209,773